Investment Objectives and Goals - Sequoia ETF	Oct. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Sequoia ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.